Marketable Debt Securities, Available-for-Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Debt Securities, Available-for-Sale
5.	Marketable Debt Securities, Available-for-Sale
The following table summarizes the Company’s MDS as of June 30, 2023 (in thousands, except years):

	Weighted Average Remaining Contractual Life (In Years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
U.S. government securities	less than 1	$6,987	$—	$(163)	$6,824

Total Marketable debt securities, available-for-sale	less than 1	$6,987	$—	$(163)	$6,824

The following table summarizes the Company’s MDS as of December 31, 2022 (in thousands, except years):

	Weighted Average Remaining Contractual Life (In Years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
Commercial paper	1 or less	$15,803	$1	$(23)	$15,781
Certificates of deposit	1 or less	7,500	2	(25)	7,477
U.S. government securities	1 or less	5,001	—	(30)	4,971
Corporate bonds	1 or less	646	—	(2)	644

Total Marketable debt securities, available-for-sale	1 or less	$28,950	$3	$(80)	$28,873

Classified as non-current assets:
U.S. government securities	1.4	$6,979	$—	$(184)	$6,795
Corporate bonds	1.5	6,824	—	(192)	6,632
Asset backed securities	1.8	2,999	—	(45)	2,954
Non-U.S. government securities	1.5	423	—	(11)	412

Total Marketable debt securities, available- for-sale, net of current portion	1.5	$17,225	$—	$(432)	$16,793

Total	0.7	$46,175	$3	$(512)	$45,666

As of June 30, 2023 and December 31, 2022, the Company had $0.1 million and $0.2 million, respectively, of accrued interest on MDS included in prepaid expenses and other current assets in the condensed consolidated balance sheets.
The following tables present gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2023 and December 31, 2022, aggregated by investment category for MDS that have been in a continuous loss position for less than 12 months and for more than 12 months (in thousands):

	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
June 30, 2023
U.S. government securities	$6,824	$(163)	$—	$—

Total	$6,824	$(163)	$—	$—

December 31, 2022
Commercial paper	$12,803	$(22)	$—	$—
U.S. government securities	11,765	(216)	—	—
Corporate bonds	7,276	(193)	—	—
Certificates of deposit	2,975	(25)	—	—
Asset backed securities	2,954	(45)	—	—
Non-U.S. government securities	412	(11)	—	—

Total	$38,185	$(512)	$—	$—

As of June 30, 2023, a total of three of the securities were in an unrealized loss position. The Company evaluated its MDS and concluded the losses were due to interest rate fluctuations, as opposed to credit quality. Because the Company does not intend to sell its MDS and it is not more likely than not that the Company will be required to sell its MDS before recovery of their amortized cost bases, which may be maturity, the Company does not consider its MDS to be impaired.
Investment income, net
Investment income, net, consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Interest and dividend income	$217	$147	$569	$147
Accretion/amortization of investment securities, net	1,247	76	1,798	76
Realized losses, net	(36)	—	(388)	—

Investment income, net	$1,428	$223	$1,979	$223

5.	Marketable Debt Securities, Available-for-Sale
The following table summarizes the Company’s MDS as of December 31, 2022 (in thousands):

	Weighted- Average Remaining Contractual Life (in years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
Commercial paper	1 or less	$15,803	$1	$(23)	$15,781
Certificates of deposit	1 or less	7,500	2	(25)	7,477
U.S. government securities	1 or less	5,001	—	(30)	4,971
Corporate bonds	1 or less	646	—	(2)	644

Total Marketable debt securities, available-for-sale	1 or less	$28,950	$3	$(80)	$28,873

Classified as non-current assets:
U.S. government securities	1.4	$6,979	$—	$(184)	$6,795
Corporate bonds	1.5	6,824	—	(192)	6,632
Asset backed securities	1.8	2,999	—	(45)	2,954
Non-U.S. government securities	1.5	423	—	(11)	412

Total Marketable debt securities, available-for-sale, net of current portion	1.5	$17,225	$—	$(432)	$16,793

Total	0.7	$46,175	$3	$(512)	$45,666

As of December 31, 2022, interest receivables related to MDS of $0.2 million are included in prepaid expenses and other current assets in the consolidated balance sheets.

Accumulated unrealized losses on MDS that have been in a continuous loss position for less than 12 months and for more than 12 months as of December 31, 2022, were as follows (in thousands):

	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Commercial paper	$12,803	$(22)	$—	$—
U.S. government securities	11,765	(216)	—	—
Corporate bonds	7,276	(193)	—	—
Certificates of deposit	2,975	(25)	—	—
Asset backed securities	2,954	(45)	—	—
Non-U.S. government securities	412	(11)	—	—

Total	$38,185	$(512)	$—	$—

As of December 31, 2022, a total of 22 of the securities were in an unrealized loss position. The Company evaluated its MDS and concluded that the losses were caused by interest rate fluctuations, as opposed to credit quality. Because the Company does not intend to sell its MDS and it is not more likely than not that the Company will be required to sell its MDS before recovery of their amortized cost bases, which may be maturity, the Company does not consider its MDS to be impaired.